Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Schedule of estimated useful lives
Estimated Useful Life
Electric equipment	3 Years
Office equipment and furniture	3 - 5 Years
Leasehold improvement	Shorter of useful life or lease term

Schedule of disaggregation of our revenue
	For the Years Ended December 31,
	2020	2021	2022
Category of Revenue:
Advertising revenue	$104,664	$132,918	$152,086
Customized content production revenue	10,200	5,326	-
Copyrights revenue	6,883	7,478	4,217
CHEERS e-Mall marketplace service revenue	1,517	6,807	306
Other revenue	499	483	470
Total	$123,763	$153,012	$157,079

Timing of Revenue Recognition:
Services transferred over time	$121,747	$145,722	$156,303
Services transferred at a point in time	1,517	6,807	306
Goods transferred at a point in time	499	483	470
Total	$123,763	$153,012	$157,079